PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Prepayments And Other Current Assets
SCHEDULE OF PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following as of September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020
Prepayments	$2,345,959	$376,746
Other current assets	6,769	7,062
Total prepayments and other receivables	$2,352,728	$383,808
Prepayments and other current assets consisted of the following as of December 31, 2020 and 2019:
	2020	2019
Prepayments	$376,746	$7,185
Other current assets	7,062	-
	$383,808	$7,185